iShares®
iShares, Inc.
iShares Trust
Supplement dated March 10, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed in Appendix A, Appendix B, Appendix C, Appendix D, Appendix E and Appendix F has removed Russian equity securities from each Fund’s underlying index as of March 9, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
The paragraph entitled “Risk of Investing in Russia” in the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for the Fund in Appendix F is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.

The following is hereby added to the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for the Fund listed in Appendix E:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments.

Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Change in the Funds’ “A Further Discussion of Principal Risks”
The last paragraph in the section of the Prospectus for each Fund listed in Appendix A, Appendix B, Appendix C and Appendix D entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “A Further Discussion of Principal Risks” is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider has removed, as of March 9, 2022, Russian securities from the Underlying Index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.

The section of the Prospectus entitled “Risk of Investing in Russia” in the section entitled “A Further Discussion of Principal Risks” for the Fund listed in Appendix F is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, in addition to those described under “Risk of Investing in Emerging Markets” and “Non U.S. Issuers Risk,” that are not typically associated with investing in U.S. securities, including:

•	The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in Russia;

•
Risks in connection with the maintenance of the Fund’s portfolio securities and cash with foreign sub custodians and securities depositories, including the risk that appropriate sub custody arrangements will not be available to the Fund;

•
The risk that the Fund’s ownership rights in portfolio securities could be lost through fraud or negligence because ownership in shares of Russian companies is recorded by the companies themselves and by registrars, rather than by a central registration system;

•
The risk that the Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because Russian banking institutions and registrars are not guaranteed by the Russian government; and

•	The risk that various responses by other nation-states to alleged Russian cyber activity will impact Russia’s economy and Russian issuers of securities in which the Fund invests.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and
Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for the Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, the Fund may prohibit in kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs. The Fund may also be legally required to freeze assets in a blocked account.
Also, if an affected security is included in the Fund’s Underlying Index, the Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its Underlying Index. The use of (or increased use of) a representative sampling strategy may increase the Fund’s tracking error risk. If the affected securities constitute a significant percentage of the Underlying Index, the Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between the Fund’s performance and the performance of its Underlying Index.
Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by the Fund. In the event of such a freeze of any Fund assets, including depositary receipts, the Fund may need to liquidate non restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider has removed, as of March 9, 2022, Russian securities from the Underlying Index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Russian government or Russian companies, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
The following is hereby added to the section of the Prospectus entitled “A Further Discussion of Principal Risks” for the Fund listed in Appendix E:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, in addition to those described under “Risk of Investing in Emerging Markets” and “Non U.S. Issuers Risk,” that are not typically associated with investing in U.S. securities, including:

•	The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in Russia;

•
Risks in connection with the maintenance of the Fund’s portfolio securities and cash with foreign sub custodians and securities depositories, including the risk that appropriate sub custody arrangements will not be available to the Fund;

•	The risk that the Fund’s ownership rights in portfolio securities could be lost through fraud or negligence because ownership in shares of Russian companies is recorded by the companies themselves and by registrars, rather than by a central registration system;

•
The risk that the Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because Russian banking institutions and registrars are not guaranteed by the Russian government; and

•	The risk that various responses by other nation-states to alleged Russian cyber activity will impact Russia’s economy and Russian issuers of securities in which the Fund invests.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and
Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for the Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, the Fund may prohibit in kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs. The Fund may also be legally required to freeze assets in a blocked account.
Also, if an affected security is included in the Fund’s Underlying Index, the Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its Underlying Index. The use of (or increased use of) a representative sampling strategy may increase the Fund’s tracking error risk. If the affected securities constitute a significant percentage of the Underlying Index, the Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between the Fund’s performance and the performance of its Underlying Index.
Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by the Fund. In the event of such a freeze of any Fund assets, including depositary receipts, the Fund may need to liquidate non restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider has removed, as of March 9, 2022, Russian securities from the Underlying Index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Russian government or Russian companies, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
The last sentence in the section of the Prospectus for each Fund listed in Appendix A, Appendix C and Appendix F entitled “Tracking Error Risk” in the section entitled “A Further Discussion of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund listed in Appendix B and Appendix D (except for HAWX):
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in Certain Funds’ “Principal Investment Strategies”
The section in the Summary Prospectus and Prospectus for each Fund listed in Appendix A, Appendix B and Appendix F entitled “Principal Investment Strategies” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
Change in the Funds’ “General Considerations and Risks”
The last paragraph in the section of the SAI for each Fund listed in Appendix A, Appendix B, Appendix C and Appendix D entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “General Considerations and Risks” is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider has removed, as of March 9, 2022, Russian securities from the Underlying Index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
The section entitled “Risk of Investing in Russia” in the SAI for the Fund in Appendix F is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of a Fund’s assets invested in Russia as a result of expropriation; certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that a Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, a Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia may also be subject to a greater degree of economic, political and social instability than is the case in other developed countries. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations, including armed conflict, with neighboring countries; and (v) ethnic, religious and racial disaffection.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies. Current and future economic sanctions may also adversely affect the Russian oil, banking, mining, metals, rail, pipeline and gas sectors, among other sectors.
The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re‑assert its regional geopolitical influence (including military steps) and launched a large-scale invasion of Ukraine on February 24, 2022. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Such steps have increased tensions between Russia and its neighbors and Western countries and may negatively affect economic growth. Actual and threatened responses by other nation-states to Russia’s alleged cyber activity may have an adverse impact on the Russian economy and the Russian issuers of securities in which a Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Russian economy.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, a Fund may prohibit in‑kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase a Fund’s transaction costs. A Fund may also be legally required to freeze assets in a blocked account.
Also, if an affected security is included in a Fund’s Underlying Index, a Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its Underlying Index. The use of (or increased use of) a representative sampling strategy may increase a Fund’s tracking error risk. If the affected securities constitute a significant percentage of the Underlying Index, a Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between a Fund’s performance and the performance of its Underlying Index.
Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund. In the event of such a freeze of any Fund assets, including depositary receipts, a Fund may need to liquidate non‑restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in a Fund receiving substantially lower prices for its securities.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider has removed, as of

March 9, 2022, Russian securities from the Underlying Index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Russian government or Russian companies, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy.
The section entitled “Risk of Investing in Russia” in the SAI for the Fund in Appendix E is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of a Fund’s assets invested in Russia as a result of expropriation; certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that a Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, a Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia may also be subject to a greater degree of economic, political and social instability than is the case in other developed countries. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations, including armed conflict, with neighboring countries; and (v) ethnic, religious and racial disaffection.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies. Current and future economic sanctions may also adversely affect the Russian oil, banking, mining, metals, rail, pipeline and gas sectors, among other sectors.
The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re‑assert its regional geopolitical influence (including military steps) and launched a large-scale invasion of Ukraine on February 24, 2022. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Such steps have increased tensions between Russia and its neighbors and Western countries and may negatively affect economic growth. Actual and threatened responses by other nation-states to Russia’s alleged cyber activity may have an adverse impact on the Russian economy and the Russian issuers of securities in which a Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Russian economy.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, a Fund may prohibit in‑kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase a Fund’s transaction costs. A Fund may also be legally required to freeze assets in a blocked account.
Also, if an affected security is included in a Fund’s Underlying Index, a Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its Underlying Index. The use of (or increased use of) a representative sampling strategy may increase a Fund’s tracking error risk. If the affected securities constitute a significant percentage of the Underlying Index, a Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between a Fund’s performance and the performance of its Underlying Index.
Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund. In the event of such a freeze of any Fund assets, including depositary receipts, a Fund may need to liquidate non‑restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in a Fund receiving substantially lower prices for its securities.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider has removed, as of March 9, 2022, Russian securities from the Underlying Index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Russian government or Russian companies, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy.
Change in Certain Funds’ “Construction and Maintenance of the Underlying Index”
The section in the SAI for iShares MSCI Emerging Markets ex China ETF (EMXC) entitled “MSCI Emerging Markets ex China Index” in the section entitled “Construction and Maintenance of the Underlying Index” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
The section in the SAI for iShares ESG MSCI EM Leaders ETF (LDEM) entitled “The MSCI Indexes—MSCI EM Extended ESG Leaders 5% Issuer Capped Index” in the section entitled “Construction and Maintenance of the Underlying Index” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
The section in the SAI for iShares MSCI Global Metals & Mining Producers ETF (PICK) entitled “The MSCI Indexes—MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (IMI)” in the section entitled “Construction and Maintenance of the Underlying Index” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
The section in the SAI for iShares MSCI Global Multifactor ETF (ACWF) entitled “The MSCI Indexes—MSCI ACWI Diversified Multiple-Factor Index” in the section entitled “Construction and Maintenance of the Underlying Index” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
The section in the SAI for iShares Currency Hedged MSCI ACWI ex U.S. ETF (HAWX) entitled “The MSCI Indexes—MSCI ACWI ex USA 100% Hedged to USD Index” in the section entitled “Construction and Maintenance of the Underlying Index” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.

The section in the SAI for iShares MSCI Global Energy Producers ETF (FILL) entitled “The MSCI Indexes—MSCI ACWI Select Energy Producers Investable Market Index (IMI)” in the section entitled “Construction and Maintenance of the Underlying Index” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
The section in the SAI for iShares MSCI Global Min Vol Factor ETF (ACWV) entitled “The MSCI Indexes—MSCI ACWI Minimum Volatility (USD) Index” in the section entitled “Construction and Maintenance of the Underlying Index” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.
The section in the SAI for iShares MSCI Global Agriculture Producers ETF (VEGI) entitled “The MSCI Indexes—MSCI ACWI Select Agriculture Producers Investable Market Index (IMI)” in the section entitled “Construction and Maintenance of the Underlying Index” is modified as of March 9, 2022, to delete “Russia” from the list of countries that the Underlying Index consists of or covers.

Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares Core MSCI Emerging Markets ETF (IEMG)
iShares MSCI Emerging Markets ETF (EEM)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG Advanced MSCI EM ETF (EMXF)
iShares MSCI Emerging Markets ex China ETF (EMXC)
iShares MSCI Emerging Markets Multifactor ETF (EMGF)
iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021 (as revised January 5, 2022):
iShares Currency Hedged MSCI Emerging Markets ETF (HEEM)
Appendix B
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares Core MSCI Total International Stock ETF (IXUS)
iShares MSCI ACWI ETF (ACWI)
iShares MSCI ACWI ex U.S. ETF (ACWX)
iShares MSCI ACWI Low Carbon Target ETF (CRBN)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Gold Miners ETF (RING)
iShares MSCI Global Silver and Metals Miners ETF (SLVP)
Appendix C
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG MSCI EM Leaders ETF (LDEM)
iShares MSCI Emerging Markets Small‑Cap ETF (EEMS)
iShares MSCI Global Metals & Mining Producers ETF (PICK)
iShares MSCI Frontier and Select EM ETF (FM)

Appendix D
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI Global Multifactor ETF (ACWF)
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Currency Hedged MSCI ACWI ex U.S. ETF (HAWX)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Energy Producers ETF (FILL)
iShares MSCI Global Min Vol Factor ETF (ACWV)
Appendix E
Prospectus, Summary Prospectus and SAI each dated as of December 30, 2021
iShares MSCI Global Agriculture Producers ETF (VEGI)
Appendix F
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG Aware MSCI EM ETF (ESGE)

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